Share-based Compensation Plans	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based Compensation Plans	Share-based Compensation Plans
The following table summarizes share-based compensation expense recognized in the Consolidated Statements of Income in Compensation and benefits (in millions):

Years ended December 31	2019	2018	2017
Restricted share units (“RSUs”)	$198	$186	$182
Performance share awards (“PSAs”)	110	143	127
Employee share purchase plans	9	9	10
Total share-based compensation expense	317	338	319
Tax benefit	66	74	73
Share-based compensation expense, net of tax	$251	$264	$246

Restricted Share Units
RSUs generally vest between three and five years. The fair value of RSUs is based upon the market value of Aon plc ordinary shares at the date of grant. With certain limited exceptions, any break in continuous employment will cause the forfeiture of all non-vested awards. Compensation expense associated with RSUs is recognized on a straight-line basis over the requisite service period. Dividend equivalents are paid on certain RSUs, based on the initial grant amount.
The following table summarizes the status of the Company’s RSUs, including shares related to the Divested Business (shares in thousands, except fair value):

	2019		2018		2017
Years ended December 31	Shares	Fair Value at Date of Grant (1)	Shares	Fair Value at Date of Grant (1)	Shares	Fair Value at Date of Grant (1)
Non-vested at beginning of year	4,208	$120	4,849	$104	6,195	$89
Granted	1,306	$175	1,500	$141	1,700	$123
Vested	(1,661)	$113	(1,943)	$97	(2,407)	$82
Forfeited	(219)	$131	(198)	$114	(639)	$93
Non-vested at end of year	3,634	$143	4,208	$120	4,849	$104

(1)	Represents per share weighted average fair value of award at date of grant.
The fair value of RSUs that vested during 2019, 2018 and 2017 was $187 million, $189 million, and $197 million, respectively.
Unamortized deferred compensation expense amounted to $349 million as of December 31, 2019, with a remaining weighted average amortization period of approximately 2.1 years.
Performance Share Awards
The vesting of PSAs is contingent upon meeting a cumulative level of earnings per share related performance over a three-year period. The actual issuance of shares may range from 0-200% of the target number of PSAs granted, based on the terms of the plan and level of achievement of the related performance target. The grant date fair value of PSAs is based upon the market price of Aon plc ordinary shares at the date of grant. The performance conditions are not considered in the determination of the grant date fair value for these awards. Compensation expense is recognized over the performance period based on management’s estimate of the number of units expected to vest. Management evaluates its estimate of the actual number of shares expected to be issued at the end of the programs on a quarterly basis. The cumulative effect of the change in estimate is recognized in the period of change as an adjustment to Compensation and benefits in the Consolidated Statements of Income, if necessary. Dividend equivalents are not paid on PSAs.
The following table summarizes the Company’s target PSAs granted and shares that would be issued at current performance levels for PSAs granted during the years ended December 31, 2019, 2018, and 2017, respectively (shares in thousands and dollars in millions, except fair value):

	2019	2018	2017
Target PSAs granted during period	467	564	548
Weighted average fair value per share at date of grant	$165	$134	$114
Number of shares that would be issued based on current performance levels	453	818	1,057
Unamortized expense, based on current performance levels	$50	$34	$—

During 2019, the Company issued approximately 0.7 million shares in connection with performance achievements related to the 2016-2018 LPP. During 2018, the Company issued approximately 1.0 million shares in connection with performance achievements related to the 2015-2017 LPP cycle. During 2017, the Company issued approximately 0.9 million shares in connection with performance achievements related to the 2014-2016 LPP cycle.